Biological Assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Fair Value Assets

The table hereunder presents the biological assets that are measured at fair value, using a valuation method according to the fair value levels.

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	5,566	5,566

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	3,153	3,153

Schedule of Changes in Biological Assets

The Company’s biological assets are primarily comprised of medical cannabis seedlings and medical cannabis. Presented below are the changes in biological assets during the reporting period:

	2021	2020
	NIS in thousands
Balance as of January 1	3,153	1,145
Costs of growing medical cannabis plants	24,556	10,450
Change in fair value less selling costs	6,574	3,202
Transfer to inventory	(28,717)	(11,644)
Balance as of December 31	5,566	3,153

Schedule of Assumptions in Biological Assets

A. below are the main assumptions used:

	31/12/2021	31/12/2020
Net growing area (in thousands of square meters)	10.5	10.5
Estimate net yield as of the reporting date (tons) (1)	1.6	2.1
Estimated net selling price (NIS per gram) (2)	17.4	13.7
Estimated growing cycle length (in weeks) (4)	13	13
Estimated growing cycle completion rate (in percent) (5)	29%	15%
Proportion of plants which do not reach the harvesting stage	8%	8%

(1)	According to the number of seedlings as of the end of the reporting period
(2)	According to the price range of the Company’s existing products as of the end of the reporting period
(3)	The Company’s estimate regarding the future rate of sales
(4)	In accordance with the Company’s experience, and according to the strains which exist as of the reporting date
(5)	By planting date vs. growing cycle length

Schedule of Sensitivity Analysis of Biological Assets
	31/12/2021	31/12/2020
Average selling price	673	315
Proportion of oil products	50	27
Proportion of plants which do not reach the harvesting	(445)	(394)